Loan Payable (Details) - USD ($)									2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 11, 2025	Nov. 27, 2024	Aug. 19, 2024	Aug. 13, 2024	Aug. 09, 2024	Dec. 12, 2023	Sep. 22, 2023	Sep. 20, 2023	Feb. 19, 2025	Jun. 26, 2024	Jun. 21, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Aug. 22, 2024	Aug. 06, 2024	Aug. 05, 2024	Jul. 26, 2024	Oct. 02, 2023	Jun. 12, 2023	Feb. 23, 2023	Jan. 12, 2023	Jan. 11, 2023	Jan. 03, 2023	Oct. 25, 2022	Aug. 24, 2022	Jun. 14, 2022
Loan Payable (Details) [Line Items]
Short-term loan												$ 4,909,982
Total interest expenses												247,550	$ 82,150	$ 152,050	$ 100,387
Outstanding balance												91,095
Loan settlement fees		$ 170,933
Loan term value		$ 170,933
JPMorgan Chase Bank, N.A [Member]
Loan Payable (Details) [Line Items]
Payment on principal and interest of debt					$ 52,069
Milea Truck Sales of Queens Inc. [Member]
Loan Payable (Details) [Line Items]
Long-term loan amount																			$ 96,506
Annual interest rate																			7.03%
Peapack-Gladstone Bank [Member]
Loan Payable (Details) [Line Items]
Annual interest rate																		8.80%
AOFL LLC [Member]
Loan Payable (Details) [Line Items]
Annual interest rate		11.24%
He's Realty Holdings LLC [Member]
Loan Payable (Details) [Line Items]
Annual interest rate				6.50%
Peapack-Gladstone Bank [Member]
Loan Payable (Details) [Line Items]
Line of credit																		$ 5,000,000
Bank of Hope [Member]
Loan Payable (Details) [Line Items]
Withdrew to pay outstanding balance																		996,476
JPMorgan Chase Bank, N.A [Member]
Loan Payable (Details) [Line Items]
Withdrew to pay outstanding balance																	$ 214,905	$ 208,601
Mr. Zhou Ou [Member[
Loan Payable (Details) [Line Items]
Line of credit facility, withdrew			$ 3,490,000
Loans Payable [Member] | Flushing Bank [Member]
Loan Payable (Details) [Line Items]
Long-term loan amount																												$ 500,000
Annual interest rate																												7.00%
Loans Payable [Member] | JPMorgan Chase Bank, N.A [Member]
Loan Payable (Details) [Line Items]
Long-term loan amount																				$ 240,000			$ 70,000			$ 230,000
Annual interest rate																				10.40%			9.80%			10.35%
Outstanding balance												301
Loans Payable [Member] | Leaf Capital Funding, LLC [Member]
Loan Payable (Details) [Line Items]
Long-term loan amount																											$ 63,674
Annual interest rate																											7.00%
Outstanding balance												40,845
Loans Payable [Member] | Sinoelite Corp [Member]
Loan Payable (Details) [Line Items]
Long-term loan amount																									$ 100,000
Loans Payable [Member] | AutoNation Honda Miami Lakes [Member]
Loan Payable (Details) [Line Items]
Long-term loan amount																					$ 34,974
Annual interest rate																					3.98%
Outstanding balance												24,635
Loans Payable [Member] | Milea Truck Sales of Queens Inc. [Member]
Loan Payable (Details) [Line Items]
Long-term loan amount																$ 128,132
Annual interest rate																9.90%
Outstanding balance												$ 125,061
Loans Payable [Member] | He's Realty Holdings LLC [Member]
Loan Payable (Details) [Line Items]
Annual interest rate				6.50%
Short-term loan				$ 1,800,000
One Year [Member]
Loan Payable (Details) [Line Items]
Long-term loan amount		$ 525,000
Two Year [Member]
Loan Payable (Details) [Line Items]
Long-term loan amount		560,000
Three Year [Member]
Loan Payable (Details) [Line Items]
Long-term loan amount		595,000
Four Year [Member]
Loan Payable (Details) [Line Items]
Long-term loan amount		$ 420,000
Line of Credit [Member] | Bank of Hope [Member]
Loan Payable (Details) [Line Items]
Annual interest rate								8.50%
Line of credit								$ 1,000,000
Pay off the loan balance						$ 205,000	$ 400,000	$ 391,226
Line of Credit [Member] | Loans Payable [Member] | Bank of Hope [Member]
Loan Payable (Details) [Line Items]
Annual interest rate								8.50%
Line of credit								$ 1,000,000
Pay off the loan balance						$ 205,000	$ 400,000	$ 391,226
Loans Payable [Member] | Xuper Funding [Member]
Loan Payable (Details) [Line Items]
Annual interest rate																						54.00%		136.00%
Short-term loan																						$ 100,000		$ 250,000
Subsequent Event [Member]
Loan Payable (Details) [Line Items]
Paid interest amount									$ 102,492
Principal and interest loan									40,761
Subsequent Event [Member] | Milea Truck Sales of Queens Inc. [Member]
Loan Payable (Details) [Line Items]
Payment on principal and interest of debt									5,962
Subsequent Event [Member] | Loans Payable [Member] | JPMorgan Chase Bank, N.A [Member]
Loan Payable (Details) [Line Items]
Payment on principal and interest of debt									2,523
Subsequent Event [Member] | Loans Payable [Member] | AutoNation Honda Miami Lakes [Member]
Loan Payable (Details) [Line Items]
Payment on principal and interest of debt									1,579
Subsequent Event [Member] | Loans Payable [Member] | Milea Truck Sales of Queens Inc. [Member]
Loan Payable (Details) [Line Items]
Payment on principal and interest of debt									$ 8,257
Forecast [Member] | Loans Payable [Member]
Loan Payable (Details) [Line Items]
Paid principal and interest amount										$10,329
Forecast [Member] | Loans Payable [Member] | JPMorgan Chase Bank, N.A [Member]
Loan Payable (Details) [Line Items]
Paid principal and interest amount											$9,888
Forecast [Member] | Loans Payable [Member] | Arfy Corp [Member]
Loan Payable (Details) [Line Items]
Paid principal and interest amount											$4,455
Forecast [Member] | Loans Payable [Member] | Leaf Capital Funding, LLC [Member]
Loan Payable (Details) [Line Items]
Paid principal and interest amount										$3,785
Forecast [Member] | Loans Payable [Member] | Flyebikemiami Inc [Member]
Loan Payable (Details) [Line Items]
Paid principal and interest amount										$1,579
Forecast [Member] | Loans Payable [Member] | He's Realty Holdings LLC [Member]
Loan Payable (Details) [Line Items]
Monthly interest payment	$ 9,750